                             MFS NEW DISCOVERY FUND

     Supplement  dated  January 1, 1998 (as revised  October 1, 1998) to the
              Prospectus and Statement of Additional Information of
                         MFS New Discovery Fund (the "Fund")


     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), also dated January 1, 1998, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

Shareholder Transaction Expenses:                                     Class I
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price).....................    None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as
     applicable)....................................................    None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees..................................................    0.90%
   Rule 12b-1 Fees..................................................    None
   Other Expenses (after expense limitation)(1)(2)..................    0.25%
   Total Operating Expenses (after expense limitation)(2)...........    1.15%
 ......................
 (1) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(2) The Adviser has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.25% per annum of its average daily net assets during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 1.85% and 2.75%, respectively. See "Other Information" below.

                              Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

                           Period                        Class I
                           1 year...................       $12
                           3 years..................        37

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

     The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

     The following information has been audited and should be read in conjunction with the financial statements included in the Fund's Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.

Financial Highlights - Class I Shares


                                                                 PERIOD ENDED
                                                                AUGUST 31, 1997*

Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $10.00
Income from investment operations# -
     Net investment incomess.                                        $ 1.01
     Net realized and unrealized gain on investments                   2.07
                                                                     ------
         Total from investment operations                            $ 3.08
                                                                     -------
Net asset value - end of period                                      $13.08
                                                                     ------
Total return                                                          30.80%++
Ratios (to average net assets)/Supplemental datass.:
     Expenses                                                          1.50%+
     Net investment income                                            12.65%+
Portfolio turnover                                                      887%
Average commission rate                                             $ 0.0250
Net assets at end of period (000 omitted)                           $  1,494
--------------------------
* For the period from the inception of Class I shares, January 2, 1997, through August 31, 1997.
+       Annualized.
++      Not annualized.
#       Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
ss. The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived by the Fund and/or if actual expenses had been over/under this limitation, the net investment income per share and the ratios would have been:

     Net investment income                                            $0.92
     Ratios (to average net assets):
         Expenses##                                                    2.52%+
         Net investment income                                        11.63%+

ELIGIBLE PURCHASERS

Class I  shares  are  available  for  purchase  only by the  following  Eligible
Purchasers:

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

(iv) bank trust departments which initially invest, on behalf of their trust clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time; and

(v) certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor in Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a 1.00% CDSC upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C shares and Class I shares do not convert to any other class of shares of the Fund.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

     Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the Fund's expenses such that the Fund's "Other Expenses," which are defined to include all Fund expenses except for management fees, Rule 12-b-1 fees, taxes, extraordinary expenses, brokerage and transactions costs and class specific expenses, do not exceed 0.25% per annum of its average daily net assets (the "Maximum Percentage"). The obligation of MFS to bear these expenses terminates on the last day of the Fund's fiscal year in which the Fund's "Other Expenses" are less than or equal to the Maximum Percentage. The payments made by MFS on behalf of the Fund under this arrangement are subject to reimbursement by the Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by the Fund to MFS computed and paid monthly at a percentage of its average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the Fund's "Other Expenses" will not exceed the Maximum Percentage. This expense reimbursement by the Fund to MFS terminates on the earlier of the date on which payments made by the Fund equal the prior payment of such reimbursable expenses by MFS or August 31, 2006.


  The date of this Supplement is January 1, 1998 (as revised October 1, 1998).

                     MFS RESEARCH GROWTH AND INCOME FUND

     Supplement  dated  January 1, 1998 (as  revised  October 1, 1998) to the
        Prospectus and Statement of Additional Information of MFS Research
                         Growth And Income Fund (the "Fund")


     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), also dated January 1, 1998, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

Shareholder Transaction Expenses:                                      Class I
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)....................     None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as
     applicable)...................................................     None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees.................................................    0.65%
   Rule 12b-1 Fees.................................................    None
   Other Expenses (after fee reduction)(1)(2)(3)...................    0.60%
   Total Operating Expenses (after fee reduction)(3)...............    1.25%
 .....................
(1) "Other Expenses" is based on Class A expenses incurred during the fiscal period ended August 31, 1997.
(2) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(3) The Adviser has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.60% per annum of its average daily net assets during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 0.65% and 1.30%, respectively. See "Other Information" below.

                             Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

                           Period                         Class I

                           1 year...................        $13
                           3 years..................         40

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

     The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

     The following information has been audited and should be read in conjunction with the financial statements included in the Fund's Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.

Financial Statements - Class I Shares

                                                                Period Ended
                                                               August 31, 1997**

Per share data (for a share outstanding throughout
each period):
Net asset value - beginning of period                              $ 12.01
Income from investment operations# -
    Net investment incomess.                                       $  0.08
    Net realized and unrealized gain on investments and
       foreign currency transactions                                  2.11
         Total from investment operations                          $  2.19
Less distributions declared -
    From net investment income                                       (0.04)
Net asset value - end of period                                    $ 14.16
Total return                                                         19.01%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                        1.18%+
    Net investment income                                             0.87%+
Portfolio turnover                                                     106%
Average commission rate                                             $0.0423
Net assets at end of period (000 omitted)                           $   825

** For the period from the inception of Class I shares, January 2, 1997, through August 31, 1997.
+      Annualized.
++     Not Annualized.
#      Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
ss. The investment advisor voluntarily agreed to maintain the expenses of the Fund at not more than 1.25% of the average daily net assets. To the extent actual expenses were over/under the limitation, the net investment income per share and the ratios would have been:

        Net investment income                                         $ 0.08
        Ratios (to average net assets):
           Expenses##                                                   1.22%+
           Net investment income                                        0.83%+

ELIGIBLE PURCHASERS

Class I  shares  are  available  for  purchase  only by the  following  Eligible
Purchasers:

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

(iv) bank trust departments which initially invest, on behalf of their trust clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time; and

(v) certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a 1.00% CDSC upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C shares and Class I shares do not convert to any other class of shares of the Fund.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

     Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the Fund's expenses such that the Fund's "Other Expenses," which are defined to include all Fund expenses except for management fees, Rule 12b-1 fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses, do not exceed 0.60% per annum of its average daily net assets (the "Maximum Percentage"). The obligation of MFS to bear these expenses terminates on the last day of the Fund's fiscal year in which the Fund's "Other Expenses" are less than or equal to the Maximum Percentage. The payments made by MFS on behalf of the Fund under this arrangement are subject to reimbursement by the Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by the Fund to MFS computed and paid monthly at a percentage of its average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the Fund's "Other Expenses" will not exceed the Maximum Percentage. This expense reimbursement by the

Fund to MFS terminates on the earlier of the date on which payments made by the Fund equal the prior payment of such reimbursable expenses by MFS or August 31, 2006.



 The date of this Supplement is January 1, 1998 (as revised October 1, 1998).

                             MFS EQUITY INCOME FUND

      Supplement  dated  January 1, 1998 (as revised  October 1, 1998) to the
                Prospectus and Statement of Additional Information of
                        MFS Equity Income  Fund (the "Fund")


     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), also dated January 1, 1998, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

Shareholder Transaction Expenses:                                     Class I
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price).....................    None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as
     applicable)....................................................    None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees..................................................    0.60%
   Rule 12b-1 Fees..................................................    None
   Other Expenses (after expense limitation)(1)(2)..................    0.40%
   Total Operating Expenses (after expense limitation)(2)...........    1.00%
 ........................
 (1) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(2) The Adviser has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.40% per annum of its average daily net assets during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 2.15% and 2.75%, respectively. See "Other Information" below.

                              Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

                           Period                           Class I
                 1 year...............................        $10
                 3 years..............................         32

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

     The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

     The following information has been audited and should be read in conjunction with the financial statements included in the Fund's Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.

Financial Highlights - Class I Shares

                                                                 PERIOD ENDED
                                                               AUGUST 31, 1997*

Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $12.20
Income from investment operations# -
     Net investment incomess.                                        $ 0.15
     Net realized and unrealized gain on investments
         and foreign currency transactions                             2.46
                                                                     ------
              Total from investment operations                       $ 2.61
                                                                     -------
Net asset value - end of period                                      $14.81
                                                                     ------
Total return                                                          21.39%++
Ratios (to average net assets)/Supplemental datass.:
     Expenses                                                          1.50%+
     Net investment income                                             1.51%+
Portfolio turnover                                                      118%
Average commission rate                                              $ 0.0393
Net assets at end of period (000 omitted)                            $    964
--------------------------
* For the period from the inception of Class I, January 2, 1997, through August 31, 1997.
+       Annualized.
++      Not annualized.
#       Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
ss. The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived by the Fund and/or if actual expenses had been over/under this limitation, the net investment income per share and the ratios would have been:

     Net investment income $0.03 Ratios (to average net assets):
         Expenses##                                                    2.67%+
         Net investment income                                         0.35%+

ELIGIBLE PURCHASERS

Class I  shares  are  available  for  purchase  only by the  following  Eligible
Purchasers:

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

(iv) bank trust departments or law firms acting as trustee or manager for trust accounts which initially invest, on behalf of their trust clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department or law firm will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time; and

(v) certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor in Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a 1.00% CDSC upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C shares and Class I shares do not convert to any other class of shares of the Fund.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

     Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the Fund's expenses such that the Fund's "Other Expenses," which are defined to include all Fund expenses except for management fees, Rule 12-b-1 fees, taxes, extraordinary expenses, brokerage and transactions costs and class specific expenses, do not exceed 0.40% per annum of its average daily net assets (the "Maximum Percentage"). The obligation of MFS to bear these expenses terminates on the last day of the Fund's fiscal year in which the Fund's "Other Expenses" are less than or equal to the Maximum Percentage. The payments made by MFS on behalf of the Fund under this arrangement are subject to reimbursement by the Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by the Fund to MFS computed and paid monthly at a percentage of its average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the Fund's "Other Expenses" will not exceed the Maximum Percentage. This expense reimbursement by the Fund to MFS terminates on the earlier of the date on which payments made by the Fund equal the prior payment of such reimbursable expenses by MFS or August 31, 2006.



  The date of this Supplement is January 1, 1998 (as revised October 1, 1998).

                        MFS RESEARCH INTERNATIONAL FUND

     Supplement  dated  January 1, 1998 (as revised  October 1, 1998) to the
               Prospectus and Statement of Additional Information of
                     MFS Research International Fund (the "Fund")


     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), also dated January 1, 1998, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

Shareholder Transaction Expenses:                                     Class I
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)....................     None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as
     applicable)...................................................     None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees.................................................    1.00%
   Rule 12b-1 Fees.................................................    None
   Other Expenses (after expense limitation)(1)((2)................    0.40%
   Total Operating Expenses (after expense limitation)(2)..........    1.40%
 ......................
 (1) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(2) The Adviser has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.40% per annum of its average daily net assets during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 1.41% and 2.81%, respectively. See "Other Information" below.

                              Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

                           Period                      Class I
                           1 year................        $14
                           3 years...............         44

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

     The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

     The following information has been audited and should be read in conjunction with the financial statements included in the Fund's Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.

                     Financial Highlights - Class I Shares


                                                                  PERIOD ENDED
                                                                AUGUST 31, 1997*

Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $10.00
Income from investment operations# -
     Net investment income**                                         $ 0.07
     Net realized and unrealized gain on investments                   0.88
                                                                     ------
         Total from investment operations                            $ 0.95
                                                                     -------
Net asset value - end of period                                      $10.95
                                                                     ------
Total return                                                           9.60%^^
Ratios (to average net assets)/Supplemental data**:
     Expenses##                                                        1.68%^
     Net investment income                                             0.85%^
Portfolio turnover                                                      137%
Average commission rate                                              $ 0.0198
Net assets at end of period (000 omitted)                            $  1,022
--------------------------
* For the period from the inception of Class I shares of the Fund, January 2, 1997, through August 31, 1997.
^       Annualized.
^^      Not annualized.
#       Per share data are based on average shares outstanding.
##      The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.75% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not
        been  waived  and/or  if  actual   expenses  had  been  over/under  this
        limitation, the net investment income per share and the ratios would have been:

     Net investment income                                            $   --
     Ratios (to average net assets):
         Expenses##                                                     2.81%^
         Net investment income                                         (0.28)%^

ELIGIBLE PURCHASERS

Class I  shares  are  available  for  purchase  only by the  following  Eligible
Purchasers:

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

(iv) bank trust departments which initially invest, on behalf of their trust clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time; and

(v) certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor in Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a 1.00% CDSC upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C shares and Class I shares do not convert to any other class of shares of the Fund.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

     Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the Fund's expenses such that the Fund's "Other Expenses," which are defined to include all Fund expenses except for management fees, Rule 12b-1 fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses, do not exceed 0.40% per annum of its average daily net assets (the "Maximum Percentage"). The obligation of MFS to bear these expenses terminates on the last day of the Fund's fiscal year in which the Fund's "Other Expenses" are less than or equal to the Maximum Percentage. The payments made by MFS on behalf of the Fund under this arrangement are subject to reimbursement by the Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by the Fund to MFS computed and paid monthly at a percentage of its average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the Fund's "Other Expenses" will not exceed the Maximum Percentage. This expense reimbursement by the Fund to MFS terminates on the earlier of the date on which payments made by the Fund equal the prior payment of such reimbursable expenses by MFS or August 31, 2006.




  The date of this Supplement is January 1, 1998 (as revised October 1, 1998).

                           MFS STRATEGIC GROWTH FUND

Supplement dated January 1, 1998 (as revised October 1, 1998) to the Prospectus and Statement of Additional Information of MFS Strategic Growth Fund
                                 (the "Fund")


     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), also dated January 1, 1998 and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

Shareholder Transaction Expenses:                                     Class I
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)...................      None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as
     applicable)..................................................      None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees................................................     0.75%
   Rule 12b-1 Fees................................................      None
   Other Expenses (after expense limitation)(1)(2)(3).............     0.50%
   Total Operating Expenses (after expense limitation)(3).........     1.25%
 ....................
(1) "Other Expenses" is based on Class A expenses incurred during the fiscal year ended August 31, 1997.
(2) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(3) The Adviser has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.50% per annum of its average daily net assets during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" would be 0.76% and 1.51%, respectively. See "Other Information" below.

                              Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

                           Period                 Class I
                 1 year......................       $13
                 3 years.....................        40

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

     The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

     The following information has been audited and should be read in conjunction with the financial statements included in the Fund's Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.

Financial Statements - Class I Shares

                                                                 Period Ended
                                                               August 31, 1997*

Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                $12.08
Income from investment operations#
    Net investment income lossss.                                    $(0.04)
    Net realized and unrealized gain on investments and
      foreign currency transactions                                    4.76
                                                                    --------
         Total from investment operations                            $ 4.72
                                                                     -------
Net asset value - end of period                                      $16.80
                                                                     -------
Total return                                                          39.24%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                         0.94%+
    Net investment loss                                               (0.40)%+
Portfolio turnover                                                        82%
Average commission rate                                              $0.0527
Net assets at end of period (000 omitted)                            $13,462

* For the period from the inception of Class I shares, January 2, 1997, through August 31, 1997.
+      Annualized.
++     Not Annualized.
#      Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
ss. Subject to reimbursement by the Fund, the Adviser voluntarily agreed to maintain expenses of the Fund, exclusive of management, distribution, and service fees, at not more than 0.50% of average daily net assets reduced from 1.50%, (based on operating expenses) effective April 14, 1997. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

        Net investment loss                                          $ (0.06)
        Ratios (to average net assets):
           Expenses                                                     1.14%+
           Net investment loss                                         (0.60)%+

ELIGIBLE PURCHASERS

Class I  shares  are  available  for  purchase  only by the  following  Eligible
Purchasers:

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

(iv) bank trust departments which initially invest, on behalf of their trust clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time; and

(v) certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor in Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a 1.00% CDSC upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C shares and Class I shares do not convert to any other class of shares of the Fund.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

     Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the Fund's expenses such that the Fund's "Other Expenses," which are defined to include all Fund expenses except for management fees, Rule 12-b-1 fees, taxes, extraordinary expenses, brokerage and transactions costs and class specific expenses, do not exceed 0.50% per annum of its average daily net assets (the "Maximum Percentage"). The obligation of MFS to bear these expenses terminates on the last day of the Fund's fiscal year in which the Fund's "Other Expenses" are less than or equal to the Maximum Percentage. The payments made by MFS on behalf of the Fund under this arrangement are subject to reimbursement by the Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by the Fund to MFS computed and paid monthly at a percentage of its average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the Fund's "Other Expenses" will not exceed the Maximum Percentage. This expense reimbursement by the Fund to MFS terminates on the earlier of the date on which payments made by the Fund equal the prior payment of such reimbursable expenses by MFS or April 10, 2000.


  The date of this Supplement is January 1, 1998 (as revised October 1, 1998).